Supplemental Cash Flow Information (Net Changes In Components Of Operating Assets And Liabilities) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Supplemental Cash Flow Elements [Abstract]
(Increase) decrease in Accounts receivable	$ 70,903	$ 60,046
(Increase) decrease in Inventories	(16,973)	(11,700)
Increase (Decrease) in Deferred Charges	3,103	0
(Increase) decrease in Other current assets	(4,722)	41,623
Increase (decrease) in Accounts payable	(37,826)	(1,867)
Increase (decrease) in Accrued liabilities	(2,343)	(35,184)
Net changes in components of operating assets and liabilities	$ 5,936	$ 52,918